Subsequent Events (Details Narrative) - USD ($)						1 Months Ended		12 Months Ended
	Feb. 01, 2019	Feb. 01, 2019	Jan. 28, 2019	Jan. 08, 2019	Nov. 08, 2018	Oct. 31, 2018	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Jan. 15, 2019	Sep. 16, 2017	May 22, 2017
Number of stock options granted								1,400,418	880,667
Exercise price of common stock granted								$ 6.75	$ 2.55
Warrant exercise price											$ 1.20	$ 6.00
Number of shares issued during period									745,476
Number of shares issued during period, value								$ 2,979,000	$ 796,000
Note Holder [Member]
Warrant exercise price									$ 2.25
Number of shares issued during period						96,667	3,333
Number of shares issued during period, value						$ 595,000	$ 13,000
Subsequent Event [Member]
Number of warrants exercised										161,969
Cashless exercise of warrants										141,512
Warrant exercise price										$ 1.05
Reverse stock split, description		1-for-15 Reverse Stock Split of our Common Stock. The Reverse Stock Split became effective upon commencement of trading of our Common Stock on February 4, 2019. As a result of the Reverse Stock Split, every fifteen (15) shares of our Pre-Reverse Stock Split Common Stock were combined and reclassified into one share of our Common Stock.
Subsequent Event [Member] | Note Holder [Member] | Bellridge [Member]
Debt instrument face amount	$ 500,000	$ 500,000
Proceeds from issuance of debt	432,000
Original issue discount, amount	25,000	$ 25,000
Legal and financing expenses paid	$ 43,000
Number of shares issued during period	16,667
Number of shares issued during period, value	$ 128,000
Value for shares issued additionally	$ 25,000
Additional number of shares issued	8,606
Maturity date, description	The note matures in August 2019.
Subsequent Event [Member] | Stock Option [Member] | Consultants [Member]
Expiration period			5 years
Stock option vesting period			60 days
Fair value of stock options grants			$ 13,000
Number of shares issued for services			1,667
Shares issued price per share			$ 7.80
Agreement and Plan of Merger [Member]
Pay to shareholder of sound concepts					$ 25,000,000
Cash payment					15,000,000
Issuance of shares of common stock with a fair market value					$ 10,000,000
Employment Agreements [Member] | Subsequent Event [Member] | Stock Option [Member] | Officers [Member]
Number of stock options granted				16,667
Exercise price of common stock granted				$ 4.35
Expiration period				5 years
Stock option vesting, description				The options vested 50% on the grant date and the remaining 50% will vest on the 12-month anniversary of the grant date.
Percentage for stock option vesting				50.00%
Stock option vesting period				12 months
Fair value of stock options grants				$ 70,000